Init, Serv, Serv 2 | Freedom 2035 Portfolio
Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Freedom Portfolios
April 30, 2013
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Variable Insurance Products (VIP) Freedom Portfolios and modify the selection of underlying VIP portfolios for any VIP Freedom Portfolio from time to time. Effective on or about January 1, 2014, a new target asset allocation strategy for the VIP Freedom Portfolios will take effect. On or about September 26, 2013, Strategic Advisers will begin transitioning fund assets to achieve the desired target allocations. The modified asset allocation strategy is expected to result in changes to acquired fund fees and expenses reflected in each Portfolio's fee table, which have been updated accordingly in the fee tables below. Commensurate with this change, on or about January 1, 2014, after the modified asset allocation strategy has been fully implemented, Strategic Advisers will replace the MSCI EAFE Index with the MSCI ACWI ex US Index as a component of each fund's composite benchmark.

The following information replaces similar information for VIP Freedom Income PortfolioSM found in the "Fund Summary" section on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.46%	0.46%	0.46%
Total annual operating expensesB	0.46%	0.56%	0.71%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 47	$ 57	$ 73
3 years	$ 148	$ 179	$ 227
5 years	$ 258	$ 313	$ 395
10 years	$ 579	$ 701	$ 883

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

Domestic Equity Funds	17%
International Equity Funds	7%
Bond Funds	46%
Short-Term Funds	30%

The following information replaces similar information for VIP Freedom 2005 PortfolioSM found in the "Fund Summary" section on page 6 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.51%	0.51%	0.51%
Total annual operating expensesB	0.51%	0.61%	0.76%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 52	$ 62	$ 78
3 years	$ 164	$ 195	$ 243
5 years	$ 285	$ 340	$ 422
10 years	$ 640	$ 762	$ 942

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2005).

The following information replaces similar information for VIP Freedom 2010 PortfolioSM found in the "Fund Summary" section on page 10 under each of the headings indicated below.

Fee Table

Fees (fees paid directly from your investment)	Not Applicable

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.55%	0.55%	0.55%
Total annual operating expensesB	0.55%	0.65%	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 56	$ 66	$ 82
3 years	$ 176	$ 208	$ 255
5 years	$ 307	$ 362	$ 444
10 years	$ 689	$ 810	$ 990

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2010).

The following information replaces similar information for VIP Freedom 2015 PortfolioSM found in the "Fund Summary" section on page 14 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.58%	0.58%	0.58%
Total annual operating expensesB	0.58%	0.68%	0.83%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 59	$ 69	$ 85
3 years	$ 186	$ 218	$ 265
5 years	$ 324	$ 379	$ 460
10 years	$ 726	$ 847	$ 1,025

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2015).

The following information replaces similar information for VIP Freedom 2020 PortfolioSM found in the "Fund Summary" section on page 18 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.60%	0.60%	0.60%
Total annual operating expensesB	0.60%	0.70%	0.85%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 61	$ 72	$ 87
3 years	$ 192	$ 224	$ 271
5 years	$ 335	$ 390	$ 471
10 years	$ 750	$ 871	$ 1,049

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2020).

The following information replaces similar information for VIP Freedom 2025 PortfolioSM found in the "Fund Summary" section on page 22 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.64%	0.64%	0.64%
Total annual operating expensesB	0.64%	0.74%	0.89%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 65	$ 76	$ 91
3 years	$ 205	$ 237	$ 284
5 years	$ 357	$ 411	$ 493
10 years	$ 798	$ 918	$ 1,096

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2025).

The following information replaces similar information for VIP Freedom 2030 PortfolioSM found in the "Fund Summary" section on page 25 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.68%	0.68%	0.68%
Total annual operating expensesB	0.68%	0.78%	0.93%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 69	$ 80	$ 95
3 years	$ 218	$ 249	$ 296
5 years	$ 379	$ 433	$ 515
10 years	$ 847	$ 966	$ 1,143

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2030).

The following information replaces similar information for VIP Freedom 2035 PortfolioSM found in the "Fund Summary" section on page 29 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2035).

The following information replaces similar information for VIP Freedom 2040 PortfolioSM found in the "Fund Summary" section on page 33 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2040).

The following information replaces similar information for VIP Freedom 2045 PortfolioSM found in the "Fund Summary" section on page 36 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2045).

The following information replaces similar information for VIP Freedom 2050 PortfolioSM found in the "Fund Summary" section on page 39 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 17 years after the year 2050).